Income Taxes - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors	10.00%	10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong	5.00%	5.00%
Statutory withholding tax rate for capital gains	10.00%	10.00%
Net losses deriving from entities in the PRC, Hong Kong and Japan	¥ 23,100		$ 3,200
Accrued withholding tax	3,000	$ 405
Undistributed earnings no withholding tax has accrued	¥ 184,100		25,200
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%
Net operating loss carryforward period	10 years	10 years
PRC
Income Taxes [Line Items]
Net operating loss carryforward period	5 years	5 years
Net operating loss carryforwards begins to expire	2025	2025
Baidu HK
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%
Other non-current liabilities
Income Taxes [Line Items]
Unrecognized tax benefits	¥ 670		$ 92	¥ 670